Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Contribution Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	₱ 1,158	₱ 1,066	₱ 1,113
Accrued benefit costs	8,984	11,197	10,178
Interest costs – net	539	471	531
Net periodic benefit costs (Note 5)	1,356	1,537	1,615
Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	23,142	21,602	23,072
Service costs	1,158	1,066	1,113
Actuarial losses (gains) – economic assumptions	1,277	694	1,414
Actuarial gains – experience	(423)	(369)	(3)
Actual benefits paid/settlements	(2,723)	(241)	(2,112)
Present value of defined benefit obligations at end of the year	21,503	23,142	21,602
Interest costs – net	1,180	1,071	1,050
Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(2,723)	(241)	(2,112)
Fair value of plan assets at beginning of the year	11,960	11,439	9,950
Actual contributions	5,122	5,708	7,086
Interest income on plan assets	641	600	519
Return on plan assets (excluding amount included in net interest)	(2,466)	(5,546)	(4,004)
Fair value of plan assets at end of the year	12,534	11,960	11,439
Investment Property [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	269	284	289
Funded status – net	372	237	272
Accrued benefit costs	13	9	19
Prepaid benefit costs (Note 19)	385	246	291
Interest costs – net	(18)	(31)	7
Curtailment/settlement gain		(15)	(23)
Net periodic benefit costs (Note 5)	251	238	273
Investment Property [member] | Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	2,177	2,116	2,149
Service costs	269	284	289
Interest costs on benefit obligation	113	94	98
Actuarial losses (gains) – economic assumptions	29	1	(67)
Actuarial gains – experience	(6)	(77)	(217)
Actual benefits paid/settlements	(92)	(226)	(96)
Curtailment and others		(15)	(40)
Present value of defined benefit obligations at end of the year	2,490	2,177	2,116
Investment Property [member] | Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(92)	(226)	(96)
Fair value of plan assets at beginning of the year	2,414	2,388	2,205
Actual contributions	335	201	227
Interest income on plan assets	131	125	92
Return on plan assets (excluding amount included in net interest)	74	(74)	(40)
Fair value of plan assets at end of the year	₱ 2,862	₱ 2,414	₱ 2,388